Derivative Financial Instruments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Disclosure Of Derivative Financial Instruments [Abstract]
Number of cash flow hedge of equity price risk			1
Net gain arising from gains and losses transferred from the cash flow hedging reserve to net interest income	£ 183	£ 167	£ 157
Net gain arising from gains and losses transferred from the cash flow hedging reserve to net net trading and other income	£ (89)	£ 3,909	£ (462)